Income Taxes - Summary of Temporary Differences on Deferred Income Tax (Details) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Advanced payments	$ (134,846)	$ (72,998)	$ (53,155)
Property, furniture, equipment, and lease-hold improvements	(5,849,141)	(4,606,300)	(3,164,204)	$ (1,900,585)
Lease liabilities	7,310,246	6,244,222	5,245,442	3,430,887	$ 2,600,795
Right-of-use assets	(6,487,974)	(5,520,596)	(4,696,459)	(3,047,966)
Inventories		(2,357,485)	(1,931,605)
Deferred income tax asset	$ 494,588	$ 403,801	$ 299,060	$ 213,114
Applicable income tax rate	30.00%	30.00%	30.00%	30.00%
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Advanced payments		$ (56,059)	$ (47,638)	$ (25,614)
Property, furniture, equipment, and lease-hold improvements		(23,667)	(43,510)	(50,224)
Lease liabilities		6,255,817	5,253,632	3,435,431
Right-of-use assets		(5,520,596)	(4,696,459)	(3,047,966)
Provisions		460,212	398,269	327,872
Accrued expenses		293,814	200,416	109,587
Inventories		(63,517)	(67,842)	(38,706)
Deferred income tax asset		$ 1,346,004	$ 996,868	$ 710,380